Business Combination (Details) $ in Thousands		12 Months Ended
	Jan. 18, 2022	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Aug. 31, 2021 MXN ($)
Business Combination [Line Items]
Agreement acquire percentage	100.00%
Contractual value		$ 736,063,000
Expected loss estimate		243,954,000
Fair value of accounts receivable		492,109,000
long-term bank loan		4,498,695,000		$ 181.72
Available cash amount (in Dollars)			$ 30,000
Acquisition Costs		5,044,371,000
Profit or loss		13,377,529,000
Net income		1,097,092,000
Business combinations [member]
Business Combination [Line Items]
Profit or loss		5,164,205,000
Net income		$ 493,062,000